Related parties - Narrative (Details)	3 Months Ended
	Mar. 31, 2022 USD ($) subsidiary	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 1,031,000		$ 789,000
Supplies Provided, Related Party Transactions	$ 45,000
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary	3
Services provided to, related party transactions	$ 1,000	$ 1,000
Overland ADCT BioPharma
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions	$ 320,000